Term Loan (Narrative) (Details) - Atlantic acquisition [Member] $ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Term loans payable	$ 13,600	$ 11,000
Term loan, interest rate	3.33%	3.33%
Maturity date	June 30, 2024
Borrowings	$ 200
Term Loan One [Member]
Disclosure of detailed information about borrowings [line items]
Term loan, interest rate	5.31%	5.31%
Borrowings	$ 4,200
Term Loan Two [Member]
Disclosure of detailed information about borrowings [line items]
Term loan, interest rate	5.15%	5.15%
Borrowings	$ 2,600
Renewed term loan period	2 years